SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
28.	SUBSEQUENT EVENTS
Management has considered subsequent events through April 25, 2019, which was the date these consolidated financial statements were issued.